Brumadinho dam failure (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,060
Revision to estimates	116
Monetary and present value adjustments	294
Disbursements	(909)
Translation adjustment	(591)
Balance at the ending	1,970
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,997
Revision to estimates	(52)
Monetary and present value adjustments	181
Disbursements	(583)
Translation adjustment	(379)
Balance at the ending	1,164
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	562
Revision to estimates	(16)
Monetary and present value adjustments	53
Disbursements	(189)
Translation adjustment	(106)
Balance at the ending	304
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	592
Revision to estimates	(57)
Monetary and present value adjustments	52
Disbursements	(150)
Translation adjustment	(110)
Balance at the ending	327
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	843
Revision to estimates	21
Monetary and present value adjustments	76
Disbursements	(244)
Translation adjustment	(163)
Balance at the ending	533
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,063
Revision to estimates	168
Monetary and present value adjustments	113
Disbursements	(326)
Translation adjustment	(212)
Balance at the ending	806
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	684
Revision to estimates	42
Monetary and present value adjustments	56
Disbursements	(147)
Translation adjustment	(131)
Balance at the ending	504
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	83
Revision to estimates	21
Monetary and present value adjustments	15
Disbursements	(60)
Translation adjustment	(10)
Balance at the ending	49
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	296
Revision to estimates	105
Monetary and present value adjustments	42
Disbursements	(119)
Translation adjustment	(71)
Balance at the ending	$ 253